Leases - Summary of Lease Commitments (Detail) - CAD ($) $ in Thousands	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Maturity Analysis Of Lease Commitments [Line Items]
Lease commitments	$ 500	$ 1,700
2022 [member]
Disclosure Of Maturity Analysis Of Lease Commitments [Line Items]
Lease commitments	418
2023 [member]
Disclosure Of Maturity Analysis Of Lease Commitments [Line Items]
Lease commitments	286
2024 [member]
Disclosure Of Maturity Analysis Of Lease Commitments [Line Items]
Lease commitments	66
2025 [member]
Disclosure Of Maturity Analysis Of Lease Commitments [Line Items]
Lease commitments	66
2026+ [member]
Disclosure Of Maturity Analysis Of Lease Commitments [Line Items]
Lease commitments	$ 5